SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$2,277	n/a	$6,721	$2,049	$7,026	$1,202	$131	$19,406
Revenues earned for management of affiliated assets and other[1]	1,248	n/a	—	—	(12)	23	(12)	1,247	i
Segmented revenues	3,525	n/a	6,721	2,049	7,014	1,225	119	20,653
DE1	861	480	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	161	177	83	n/a	(140)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	723	n/a	n/a	ii
Common Equity[6]	14,968	13,139	2,097	4,729	1,016	26,706	(20,172)	42,483
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2026, $298 million of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $2.2 billion and interest expense of $1.3 billion. For the three months ended June 30, 2026, $253 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $3.5 billion, $885 million, $4.8 billion, and $52 million, and interest expense of $1.1 billion, $560 million, $812 million, and $189 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $959 million.
6.In the second quarter of 2026, we transferred a 16% direct interest in BBUC, with a fair value of $1.1 billion, to our wealth solutions business in exchange for additional BWS Class C shares of $1.1 billion.

AS AT DEC. 31, 2025 AND FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$2,429	n/a	$5,737	$1,853	$6,964	$1,007	$93	$18,083
Revenues earned for management of affiliated assets and other[1]	1,305	n/a	1	—	10	22	40	1,378	i
Segmented revenues	3,734	n/a	5,738	1,853	6,974	1,029	133	19,461
DE1	782	391	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	188	155	99	n/a	(121)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	716	n/a	n/a	ii
Common Equity[6]	15,511	12,742	2,311	4,860	1,890	25,141	(18,659)	43,796
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2025, $383 million of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $2.0 billion and interest expense of $1.1 billion. For the three months ended June 30, 2025, $309 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $2.6 billion, $580 million, $5.0 billion, and $39 million, other income and gains of $38 million, $nil, $8 million expense, and $nil, and interest expense of $865 million, $531 million, $861 million, and $188 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $759 million.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our Wealth Solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.

FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$4,371	n/a	$13,297	$3,902	$13,837	$2,374	$205	$37,986
Revenues earned for management of affiliated assets and other[1]	2,701	n/a	—	1	13	32	19	2,766	i
Segmented revenues	7,072	n/a	13,297	3,903	13,850	2,406	224	40,752
DE1	1,783	910	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	324	347	202	n/a	(286)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,444	n/a	n/a	ii
Common Equity[6]	14,968	13,139	2,097	4,729	1,016	26,706	(20,172)	42,483
1.We equity account for our investment in Oaktree and include our share of the DE at 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2026, $1.0 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $4.2 billion, other income and gains of $30 million, and interest expense of $2.3 billion. For the six months ended June 30, 2026, $693 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $6.8 billion, $1.8 billion, $9.4 billion, and $93 million, and interest expense of $2.1 billion, $1.1 billion, $1.6 billion, and $372 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $1.9 billion.
6.In the second quarter of 2026, we transferred a 16% direct interest in BBUC, with a fair value of $1.1 billion, to our wealth solutions business in exchange for additional BWS Class C shares of $1.1 billion.

AS AT DEC. 31, 2025 AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$4,413	n/a	$11,362	$3,699	$13,941	$2,471	$141	$36,027
Revenues earned for management of affiliated assets and other[1]	2,693	n/a	1	3	23	40	—	2,760	i
Segmented revenues	7,106	n/a	11,363	3,702	13,964	2,511	141	38,787
DE1	1,662	821	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	371	296	241	n/a	(291)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,508	n/a	n/a	ii
Common Equity[6]	15,511	12,742	2,311	4,860	1,890	25,141	(18,659)	43,796
1.We equity account for our investment in Oaktree and include our share of the DE at 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2025, $1.1 billion of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $3.9 billion and interest expense of $2.2 billion. For the six months ended June 30, 2025, $745 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $5.7 billion, $1.4 billion, $9.9 billion, and $68 million, other income and gains of $416 million, $5 million expense, $206 million income, and $nil, and interest expense of $1.8 billion, $1.0 billion, $1.7 billion, and $367 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $1.9 billion.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our Wealth Solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.

Summary of reconciliation of FFO to net income
The following table reconciles net income to the total of the segments’ measures of profit or loss.

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)		Three Months Ended		Six Months Ended
	Note	2026	2025[3]	2026	2025[3]
Net income		$703	$1,055	$1,745	$1,270
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		1,029	1,321	1,987	2,273
Fair value changes		27	(797)	70	27
Depreciation and amortization		2,711	2,534	5,342	4,989
Deferred income taxes		55	(262)	58	(421)
Realized disposition gains (losses) in fair value changes or equity	iii	(415)	(256)	(442)	(166)
Non-controlling interests on above items		(3,149)	(2,595)	(6,482)	(5,476)
Real Estate segment disposition gains		426	253	460	273
Real Estate segment adjustments and other, net[1]		958	957	1,986	1,839
Total segments’ measures of profit or loss[2]		$2,345	$2,210	$4,724	$4,608
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests, as well as development costs on early stage projects in our Energy segment.
2.Comprised of DE from our Asset Management and Wealth Solutions segments, FFO from our Infrastructure, Energy, Private Equity, and Corporate Activities segments, and NOI from our Real Estate segment.
3.Prior period amounts have been revised to reflect a refinement to FFO for direct investments. Prior to Q1 2026, FFO was calculated as net income attributable to shareholders prior to fair value changes, depreciation and amortization, deferred income taxes, and disposition gains that were not recorded in net income as determined under IFRS. Beginning Q1 2026, FFO for direct investments is calculated as return on capital from cash distributions received as this better reflects the economic return as a limited partner in these funds.

Summary of financial information by geographic regions
The company’s revenues by location are as follows:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
U.S.	$7,415	$6,532	$14,510	$12,874
Canada	2,172	2,007	4,203	3,973
U.K.	1,577	1,614	3,174	3,314
Brazil	1,470	1,315	2,882	2,492
Australia	1,113	1,458	2,138	3,027
India	931	1,084	1,953	2,228
Colombia	794	602	1,443	1,277
Germany	565	538	1,145	1,076
Other Europe	1,744	1,678	3,419	3,306
Other Asia	689	636	1,381	1,290
Other	936	619	1,738	1,170
	$19,406	$18,083	$37,986	$36,027
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	2026	2025
U.S.	$235,418	$236,037
Canada	53,440	54,503
U.K.	38,919	37,734
Brazil	26,615	26,082
Australia	26,217	22,722
India	18,884	19,454
Colombia	20,733	18,964
Germany	11,530	11,875
Other Europe	46,021	43,048
Other Asia	21,953	21,821
Other	25,785	26,731
	$525,515	$518,971